Average Annual Total Returns - FidelityMSCISectorIndexETFs-ComboPRO - FidelityMSCISectorIndexETFs-ComboPRO - Fidelity MSCI Utilities Index ETF	Nov. 29, 2023
Fidelity MSCI Utilities Index ETF | Return Before Taxes
Average Annual Return:
Past 1 year	1.23%
Past 5 years	9.04%
Since Inception	10.30%	[1]
Fidelity MSCI Utilities Index ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	0.57%
Past 5 years	8.25%
Since Inception	9.44%	[1]
Fidelity MSCI Utilities Index ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	1.18%
Past 5 years	7.02%
Since Inception	8.24%	[1]
IXWN5
Average Annual Return:
Past 1 year	1.28%
Past 5 years	9.15%
Since Inception	10.43%	[1]
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Since Inception	11.06%	[1]

[1]	AFrom October 21, 2013.